Research and Development, Net	12 Months Ended
Dec. 31, 2023
Research and Development, Net [Abstract]
RESEARCH AND DEVELOPMENT, NET

NOTE 10 - RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,
	2023	2022	2021

Payroll and related expenses	$5,671	$5,049	$5,586
Share-based payment	61	174	608
R&D consumables	696	160	318
Rent and office maintenance	416	355	390
Depreciation	151	130	132
Subcontracted work and consulting	5	15	64
Travel and other expenses	145	347	110
	$7,145	$6,230	$7,208